SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION [Abstract]
Employee Share Option Activity
The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$

Outstanding, January 1, 2020	47,188,554	13.89
Granted	5,809,024	18.59
Exercised	(5,486,180)	11.29
Forfeited	(45,678)	14.09
Outstanding, December 31, 2020	47,465,720	14.76	7.57	8,747,373
Vested and expected to vest at December 31, 2020	47,465,720	14.76
Exercisable as of December 31, 2020	25,298,368	13.73	7.03	4,688,260
Outstanding, January 1, 2021	47,465,720	14.76
Granted	4,162,121	269.09
Exercised	(5,405,228)	14.44
Forfeited	–
Outstanding, December 31, 2021	46,222,613	37.70	6.89	8,822,987
Vested and expected to vest at December 31, 2021	46,222,613	37.70
Exercisable as of December 31, 2021	30,707,210	14.13	6.32	6,435,641
Outstanding, January 1, 2022	46,222,613	37.70
Granted	30,000,000	120.00
Cancelled	(4,000,000)	280.00
Exercised	(3,676,911)	13.82
Forfeited	(12,516)	14.10
Outstanding, December 31, 2022	68,533,186	60.87	7.30	1,433,420
Vested and expected to vest at December 31, 2022	68,533,186	60.87
Exercisable as of December 31, 2022	36,880,548	22.99	5.97	1,274,793

Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions:

	Granted in 2020	Granted in 2021	Granted in 2022

Risk-free interest rates	0.39% – 1.66%	0.74% – 1.07%	2.79% – 2.84%
Expected term	5.5 – 7.5 years	5.6 – 7.5 years	5.1 – 7.5 years
Expected volatility	32.4% – 33.7%	32.1% – 33.0%	48.7% – 55.9%
Expected dividend yield	–	–	–

RSAs/RSUs Activity
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2020	8,081,437	18.02	8.93	325,035
Granted	5,034,735	72.37
Vested	(3,332,063)	19.25
Forfeited	(442,181)	28.74
Unvested, December 31, 2020 and January 1, 2021	9,341,928	46.36	8.64	1,859,511
Granted	3,551,491	258.97
Vested	(4,127,006)	40.59
Forfeited	(637,193)	102.92
Unvested, December 31, 2021 and January 1, 2022	8,129,220	137.76	8.47	1,818,588
Granted	7,320,443	99.25
Vested	(3,864,257)	110.34
Forfeited	(1,933,175)	133.12
Unvested, December 31, 2022	9,652,231	120.48	8.81	502,206

Total Compensation Expense of RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020	2021	2022
	$	$	$
Share options:
Cost of revenue	130	390	–
Sales and marketing expenses	69	5	–
General and administrative expenses	179,544	207,204	313,917
Research and development expenses	401	33	254
	180,144	207,632	314,171

Cash received for the exercise in the respective years	61,949	77,639	50,211

RSAs/ RSUs:
Cost of revenue	4,385	8,318	11,104
Sales and marketing expenses	10,100	23,350	36,812
General and administrative expenses	37,433	67,421	67,388
Research and development expenses	45,820	148,592	283,747
	97,738	247,681	399,051

SARs:
Cost of revenue	2,867	3,389	(1,928)
Sales and marketing expenses	5,462	6,850	(1,762)
General and administrative expenses	3,534	3,658	(2,993)
Research and development expenses	501	1,114	(643)
	12,364	15,011	(7,326)